[LOGO]     LIBERTY

           COLONIAL   CRABBE HUSON    NEWPORT    STEIN ROE ADVISOR


January 7, 2000

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust II (Trust)
          Colonial Intermediate U.S. Government Fund
          Colonial Short Duration U.S. Government Fund (Funds)
          File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2000 for the Funds do not differ from that contained in Post-Effective Amendment No. 44 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 22, 1999.

The Funds' Class A, B, C and Z Prospectuses and Statement of Additional Information dated January 1, 2000, are now being used in connection with the public offering and sale of shares of the Funds.

The Funds are separate portfolios of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST II



Tracy S. DiRienzo
Assistant Secretary

cc:        M. Muller (Ropes & Gray)(5)
           J. DiMaria (PWC)
           Blue Sky
           L. Finnemore
           A. Peterson
           L. DiSilva
           D. Young(2)


One Financial Center, Boston, MA 02111-2621, 1-800-225-2365